Transactions with Related Parties - Additional Information (Details) ¥ in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)
Disclosure of transactions between related parties [line items]
Percentage of financing guaranteed	10.00%	10.00%
CMV
Disclosure of transactions between related parties [line items]
Investments in associated companies	$ 8.5			$ 1.3
Loans issued	$ 36.9	¥ 253.0
Loan interest rate	2.90%
Loan maturity	January 2027	January 2027
Contractual right to receive additional compensation	$ 41.4
CMV | Accounts and Other Receivables
Disclosure of transactions between related parties [line items]
Related party loan balance payable	5.4
CMV | Other Financial Loss
Disclosure of transactions between related parties [line items]
Impairment loss	5.2
VCL
Disclosure of transactions between related parties [line items]
Maximum amount of financing guaranteed	45.0
Viking Yidun | Accommodation Agreement
Disclosure of transactions between related parties [line items]
Operating expenses related to non-lease components and variable lease payments	$ 3.5		$ 2.7